Offerings - Offering: 1	Oct. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,461,988
Proposed Maximum Offering Price per Unit	3.6813
Maximum Aggregate Offering Price	$ 5,382,016.43
Fee Rate	0.0087%
Amount of Registration Fee	$ 468.24
Offering Note	The amount to be registered consists of up to 1,461,988 shares of common stock to be sold by the selling stockholder listed in the Registration Statement under "Selling Stockholder". Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $3.6813, which is the average of the high and low prices of shares of the Registrant's Common Stock on The New York Stock Exchange on October 1, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).